Schedule of investments
Delaware Small Cap Value Fund	August 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.78%♦
Basic Industry — 8.41%
Arconic †	1,345,200	$ 46,395,948
Ashland Global Holdings	429,200	39,104,412
Avient	1,029,700	53,637,073
Berry Global Group †	1,625,110	109,158,639
HB Fuller	891,800	60,258,926
Huntsman	2,208,000	58,357,440
Louisiana-Pacific	2,306,200	146,305,328
Summit Materials Class A †	1,164,400	39,205,348
		552,423,114
Business Services — 2.16%
Deluxe	505,400	19,382,090
PAE †	1,968,600	13,169,934
WESCO International †	933,500	109,238,170
		141,790,194
Capital Spending — 10.26%
Altra Industrial Motion	1,528,643	89,517,334
Atkore †	1,031,100	95,655,147
H&E Equipment Services	870,200	29,630,310
ITT	1,321,300	126,408,771
KBR	1,219,372	47,482,346
MasTec †	1,752,759	160,272,283
Primoris Services	1,348,100	34,646,170
Rexnord	1,491,200	90,605,312
		674,217,673
Consumer Cyclical — 4.14%
Adient †	1,546,100	60,823,574
Barnes Group	936,300	44,633,421
KB Home	1,352,000	58,176,560
Leggett & Platt	823,800	39,863,682
Meritage Homes †	615,900	68,697,486
		272,194,723
Consumer Services — 9.06%
Acushnet Holdings	801,600	40,047,936
American Eagle Outfitters	1,175,500	35,876,260
Cable One	19,580	41,109,972
Choice Hotels International	451,300	53,867,168
Cracker Barrel Old Country Store	382,000	54,847,560
Denny's †	1,182,200	19,553,588
Group 1 Automotive	316,500	52,361,760
NQ-021 [8/21] 10/21 (1868498)    1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Consumer Services (continued)
PROG Holdings	999,400	$ 47,291,608
Steven Madden	968,925	39,212,395
TEGNA	2,941,000	52,114,520
Texas Roadhouse	391,850	37,225,750
UniFirst	300,100	68,743,907
Wolverine World Wide	1,479,180	53,043,395
		595,295,819
Consumer Staples — 3.28%
Core-Mark Holding †	944,700	43,456,200
J & J Snack Foods	328,800	53,844,288
Performance Food Group †	805,854	40,469,988
Scotts Miracle-Gro	150,900	23,665,647
Spectrum Brands Holdings	692,050	54,021,423
		215,457,546
Energy — 4.81%
CNX Resources †	5,222,600	59,328,736
Delek US Holdings	1,431,000	24,484,410
Devon Energy	2,942,902	86,962,754
Dril-Quip †	656,000	15,940,800
Helix Energy Solutions Group †	3,841,600	14,444,416
Magnolia Oil & Gas Class A	3,648,100	57,202,208
Patterson-UTI Energy	3,563,100	27,649,656
Renewable Energy Group †	618,185	29,932,518
		315,945,498
Financial Services — 27.88%
American Equity Investment Life Holding	2,400,100	76,059,169
Bank of NT Butterfield & Son	1,126,300	37,517,053
East West Bancorp	2,764,223	202,728,115
Essent Group	720,900	33,939,972
First Financial Bancorp	2,640,900	62,087,559
First Interstate BancSystem Class A	931,600	41,046,296
FNB	7,859,500	91,798,960
Great Western Bancorp	2,198,750	68,073,300
Hancock Whitney	2,722,000	125,103,120
Hanover Insurance Group	625,500	88,389,405
Kemper	572,100	39,246,060
NBT Bancorp	632,100	22,667,106
Prosperity Bancshares	710,000	49,614,800
S&T Bancorp	856,356	25,519,409
Sandy Spring Bancorp	801,400	34,916,998
2    NQ-021 [8/21] 10/21 (1868498)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financial Services (continued)
Selective Insurance Group	1,175,806	$ 98,262,107
Sterling Bancorp	2,088,900	47,814,921
Stifel Financial	2,338,250	161,573,075
Synovus Financial	1,673,700	72,136,470
Umpqua Holdings	5,062,000	98,557,140
Valley National Bancorp	6,529,400	85,143,376
Webster Financial	2,305,500	116,473,860
Western Alliance Bancorp	1,565,700	152,749,692
		1,831,417,963
Healthcare — 4.79%
Avanos Medical †	1,195,521	39,452,193
Integer Holdings †	716,600	70,792,914
Integra LifeSciences Holdings †	976,600	73,469,618
NuVasive †	483,862	30,067,184
Select Medical Holdings	1,281,800	44,311,826
Service Corp. International	894,800	56,157,648
		314,251,383
Real Estate Investment Trusts — 8.72%
Brandywine Realty Trust	4,329,337	60,091,197
Broadstone Net Lease	1,674,000	45,867,600
Independence Realty Trust	1,843,700	37,758,976
Kite Realty Group Trust	1,768,914	35,838,198
Lexington Realty Trust	4,870,800	65,901,924
Life Storage	602,600	74,987,544
National Health Investors	639,500	38,254,890
Outfront Media †	3,122,000	77,300,720
RPT Realty	2,707,889	35,040,084
Spirit Realty Capital	1,385,500	71,727,335
Summit Hotel Properties †	3,199,900	29,823,068
		572,591,536
Technology — 10.46%
Cirrus Logic †	679,000	56,811,930
Concentrix †	301,900	52,346,441
Diodes †	467,400	45,258,342
Flex †	4,738,710	88,045,232
NCR †	679,958	28,884,616
NetScout Systems †	1,216,506	33,356,594
ON Semiconductor †	1,880,300	83,410,108
SYNNEX	301,100	38,260,777
NQ-021 [8/21] 10/21 (1868498)    3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Technology (continued)
Teradyne	579,900	$ 70,423,056
Tower Semiconductor †	2,180,200	64,097,880
TTM Technologies †	3,749,402	52,491,628
Viavi Solutions †	3,238,200	52,750,278
Vishay Intertechnology	957,000	21,025,290
		687,162,172
Transportation — 2.63%
Kirby †	734,000	39,335,060
Saia †	143,750	34,518,687
SkyWest †	625,300	29,170,245
Werner Enterprises	1,481,800	69,881,688
		172,905,680
Utilities — 3.18%
ALLETE	820,000	55,284,400
Black Hills	845,600	59,471,048
South Jersey Industries	1,632,000	40,489,920
Southwest Gas Holdings	763,000	53,646,530
		208,891,898
Total Common Stocks (cost $4,158,554,763)		6,554,545,199

Short-Term Investments — 0.30%
Money Market Mutual Funds — 0.30%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	4,839,472	4,839,472
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	4,839,471	4,839,471
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	4,839,472	4,839,472
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	4,839,471	4,839,471
Total Short-Term Investments (cost $19,357,886)		19,357,886
Total Value of Securities—100.08% (cost $4,177,912,649)		6,573,903,085

Liabilities Net of Receivables and Other Assets—(0.08%)		(5,057,521)
Net Assets Applicable to 84,196,362 Shares Outstanding—100.00%		$6,568,845,564
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
4    NQ-021 [8/21] 10/21 (1868498)

(Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
NQ-021 [8/21] 10/21 (1868498)    5